Collection Period Ended 30-Jun-2010
Interest Period of the Class A-1 Notes (from... to)
Principal Note
Payment Factor
38,257,728.09 0.593346
0.00 1.000000
0.00 1.000000
0.00 1.000000
38,257,728.09
Interest & Principal
Payment
38,310,380.14
128,333.33
502,916.67
120,945.67
39,062,575.81
Aggregate Principal Distributable Amount
Mercedes-Benz Auto Receivables Trust 2010-1
Investor Report

30-Jun-2010
Determination Date 13-Jul-2010
Amounts in USD
Dates
Collection Period No. 2
Record Date 14-Jul-2010
Distribution Date 15-Jul-2010
Collection Period (from... to) 1-Jun-2010
30
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to) 15-Jun-2010 15-Jul-2010 30/360 Days 30
15-Jun-2010 15-Jul-2010 Actual/360 Days
Balance Balance Balance
Summary
Initial Beginning Ending Principal per $1000
Class A-2 Notes 220,000,000.00 220,000,000.00 220,000,000.00
Face Amount
Class A-1 Notes
280,000,000.00 204,394,621.90 166,136,893.81 136.634743
Class A-4 Notes
67,820,000.00 67,820,000.00 67,820,000.00
0.000000
Class A-3 Notes 425,000,000.00 425,000,000.00 425,000,000.00 0.000000
Overcollateralization 103,010,874.91 111,110,612.36 115,106,525.46
0.000000
Total Note Balance
992,820,000.00
917,214,621.90
878,956,893.81
1,042,330,497.34
Yield Supplement Overcollateralization Amount 54,176,014.97 50,199,025.96 48,267,078.07
Adjusted Pool Balance 1,095,830,874.91 1,028,325,234.26 994,063,419.27
Amount Percentage
Initial Overcollateralization Amount 103,010,874.91 9.40%
Pool Balance
1,150,006,889.88
1,078,524,260.22
Target Overcollateralization Amount 128,234,181.09 12.90%
Current Overcollateralization Amount 115,106,525.46 11.58%
0.188043
Interest per Interest & Principal Payment
Interest Rate Interest Payment $1000 Face Amount per $1000 Face Amount
1.183333
136.822786
Class A-2 Notes 0.700000% 128,333.33 0.583333 0.583333
Class A-1 Notes 0.309120% 52,652.05
1.183333
Class A-4 Notes 2.140000% 120,945.67 1.783333 1.783333
Class A-3 Notes
1.420000% 502,916.67
Available Funds
Distributions
Principal Collections 36,034,509.20 (1) Total Servicing Fee 898,770.22
Total
804,847.72
Net Liquidation Proceeds 66,258.87 (2) Total Trustee Fees (max. $100,000 p.a.) 0.00
Interest Collections 3,860,181.08 Nonrecoverable Advances to the Servicer 0.00
Purchase Amounts 0.00 (4) Priority Principal Distributable Amount 0.00
Recoveries 0.00 (3) Interest Distributable Amount Class A Notes 804,847.72
Investment Earnings 396.88 (6) Regular Principal Distributable Amount 38,257,728.09
Advances made by the Servicer 0.00 (5) To Reserve Fund to reach the Reserve Fund Required Amount 0.00
Reserve Fund Draw Amount 0.00 (8) Total Trustee Fees [not previously paid under (2)] 0.00
Available Collections
39,961,346.03 (7) Additional Servicing Fee and Transition Costs 0.00
0.00
Total Distribution
39,961,346.03
Distribution Detail
Available Funds
39,961,346.03
(9) Excess Collections to Certificateholders 0.00
Total Trustee Fee
0.00 0.00 0.00
Due Paid Shortfall
Total Servicing Fee 898,770.22 898,770.22
thereof on Class A-1 Notes
52,652.05 52,652.05 0.00
Monthly Interest Distributable Amount 804,847.72 804,847.72 0.00
thereof on Class A-3 Notes 502,916.67 502,916.67 0.00
thereof on Class A-2 Notes 128,333.33 128,333.33 0.00
Interest Carryover Shortfall Amount 0.00 0.00 0.00
thereof on Class A-4 Notes 120,945.67 120,945.67 0.00
thereof on Class A-2 Notes 0.00 0.00 0.00
thereof on Class A-1 Notes 0.00 0.00 0.00
thereof on Class A-4 Notes 0.00 0.00 0.00
thereof on Class A-3 Notes 0.00 0.00 0.00
Priority Principal Distributable Amount
0.00 0.00 0.00
Interest Distributable Amount Class A Notes 804,847.72 804,847.72 0.00
38,257,728.09 38,257,728.09 0.00
Regular Principal Distributable Amount 38,257,728.09 38,257,728.09 0.00
31-60 Days Delinquent
Reserve Fund Amount - Beginning Balance 2,739,577.19
plus top up Reserve Fund up to the Required Amount 0.00
Reserve Fund and Investment Earnings
Reserve Fund
Reserve Fund Required Amount 2,739,577.19
minus Reserve Fund Draw Amount 0.00
Reserve Fund Amount - Ending Balance 2,739,577.19
plus Net Investment Earnings for the Collection Period 18.72 minus Net Investment Earnings 18.72
Net Investment Earnings on the Collection Account 378.16
Investment Earnings for the Collection Period
396.88
Reserve Fund Deficiency 0.00
Investment Earnings
Net Investment Earnings on the Reserve Fund 18.72
Cutoff Date Pool Balance 1,150,006,889.88 38,540
Pool Balance beginning of Collection Period
Notice to Investors
Pool Statistics
Pool Data
Amount Number of Receivables
Principal Collections attributable to Full Pay-offs 11,248,932.66
Principal Purchase Amounts 0.00
1,078,524,260.22 37,579
Principal Collections 24,785,576.54
47.64
Pool Factor 90.64%
As of Cutoff Date Current
Principal Gross Losses 159,253.68
Pool Balance end of Collection Period 1,042,330,497.34 37,055
Current
Weighted Average Seasoning (months)
11.89 14.67
Delinquency Profile *
Weighted Average APR 4.06% 4.05%
Weighted Average Number of Remaining Payments 50.23
1,039,575,772.72 36,973 99.74%
Amount Number of Receivables Percentage
61-90 Days Delinquent 648,370.79 15 0.06%
1,777,060.45 56 0.17%
Total 1,042,330,497.34 37,055 100.00%
91-120 Days Delinquent 329,293.38 11 0.03%
Principal Net Liquidation Proceeds 66,031.86
Principal Recoveries 0.00
*A receivable is not considered delinquent if the amount past due is less than 10% of the payment due under such receivable
Losses
Current
Principal Gross Losses 159,253.68
Cumulative Principal Net Losses as % of Cutoff Date Pool Balance 0.008%
Principal Net Losses
93,221.82
Cumulative Principal Net Losses 95,240.75